Asset Disposal (Details) - Schedule of Purchase Price on Asset Acquisition	12 Months Ended
Dec. 31, 2022 USD ($)
Asset Acquisition [Abstract]
Cash	$ 400,000
Transaction costs	49,000
Total purchase price	$ 449,000